Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Schedule of share-based options granted

		No. of options	Vesting	Vesting
Type of options	Grant Date	outstanding	period	conditions
ESOP options	November 2021, depending on the employee	178,228*	2021 – 2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	22,074*	2022-2026	Service condition
Total share options outstanding as at December 31, 2025		200,302		—

Schedule of share-based payments expense

	2025	2024	2023
Class B complex vesting	36	68	313
Complex conditional upon listing	—	—	—
Employee stock option plan	573	1,210	1,719
Total recorded expenses	609	1,278	2,032
therein recognized:
within Game operation cost	—	—	57
within Selling and marketing expenses	—	45	115
within General and administrative expenses	609	1,233	1,860

Class B complex vesting (performance-based awards)
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex
	stock option	vesting -related to
	plan	GDEV Inc shares
Outstanding at the beginning of 2024 (units)	197,636	51,504
Granted during the period (units)	22,620	—
Exercised during the period (units)	(7,933)	(14,715)
Forfeited	(25,000)	—
Outstanding at the end of 2024 (units)	187,323	36,789

		Class B
		complex vesting -
	Employee stock	related to GDEV
	option plan	Inc shares
Outstanding at the beginning of 2025 (units)	187,323	36,789
Granted during the period (units)	15,663	—
Exercised during the period (units)	(24,758)	(14,715)
Outstanding at the end of 2025 (units)	178,228	22,074

Modification of complex options
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 130 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 130 complex options related to Nexters Global shares that in November of 2021 were modified into 441,461 complex options related to the shares in GDEV Inc.

Stock options granted in 2021
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 78.6 to 87.1
Strike (exercise) price, US$	0 or 100 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Class A share-based payments
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex	Complex conditional
	stock option	vesting - related to	upon listing - related to
	plan	GDEV Inc. shares	to GDEV Inc. shares
Outstanding at the beginning of 2023 (units)	233,000	412,030	2,000
Granted during the period (units)	4,546	—	—
Exercised during the period (units)	(19,909)	(44,146)	(2,000)
Forfeited	(20,000)	(183,942)
Cancelled	—	(132,438)
Outstanding at the end of 2023 (units)	197,636	51,504	—